Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of restricted Share Units

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
RSUs at December 31, 2022	—	$—
Granted	1,398,011	6.28
RSUs at June 30, 2023	1,398,011	$6.28

Schedule of share-based Compensation Expense

				For the Period from
			For the Six	January 18, 2022
	For the Three Months Ended		Months Ended	(date of inception) to
	June 30,		June 30,	June 30,
	2023	2022	2023	2022
Research and development	$—	$—	$2,186	$—
General and administrative	2,319	309	2,499	309
Total share-based compensation expense	$2,319	$309	$4,685	$309

Equity Incentive Plan 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of weighted-average assumptions were used to estimate the fair value

				For the Period
			For the	from January 18,
	For the Three Months Ended		Six Months	2022 (date of
	June 30,		Ended	inception) to
	2023	2022	June 30, 2023	June 30, 2022
Share price	$5.52	$0.77	$6.26	$0.77
Expected volatility	96.8%	95.1%	97.1%	95.1%
Risk-free rate	3.6%	3.0%	3.6%	3.0%
Expected life	6.1 years	5.9 years	6.1 years	5.9 years
Expected dividend yield	—%	—%	—%	—%

Schedule of company's share option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	5,874,144	2.16	—	—
Forfeited	(576,044)	1.20	—	—
Options outstanding at June 30, 2023	5,681,471	$2.17	9.8	$34,239
Options vested and exercisable at June 30, 2023	1,402,191	$5.59	9.8	$3,915

Market-Based Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of weighted-average assumptions were used to estimate the fair value

For the Three and
Six Months Ended
June 30,
2023
Expected volatility	80.0%
Risk-free rate	3.6%
Expected life	2.2 years
Expected dividend yield	—%
Fair value per Market-Based Share Options	$4.66